Schedule of Due to Related Parties and Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Kelvin Ang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 392,136		$ 83,388		$ 522,847
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	392,136		83,388		$ 522,847
Fine Build Ninefold Group Construction Company Private Limited [Member]
Related Party Transaction [Line Items]
[custom:SupplyConstructionMaterial]				$ 25,633
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent	540,000	720,000		30,000
Fastfixs System Pte Ltd [Member]
Related Party Transaction [Line Items]
Professional Fees	163,125	217,500	138,000
Labor and Related Expense	$ 197,276	$ 263,034	$ 43,004